Employee Benefits (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 01, 2012	Jun. 30, 2012	Jul. 01, 2011	Jul. 01, 2010
Employee Benefits (Textual) [Abstract]
Total employer contributions made to the Pentegra DB Plan	$ 406,000	$ 57,000	$ 237,000
2001 Omnibus Stock Plan (2001 Plan) vested Shares	6,000
Average exercise price	$ 22.40
HMN common stock available under the 2009 Plan in either restricted stock or stock options	121,965
Employee Benefits (Additional Textual) [Abstract]
Additional contribution accrued		234,000
Company's contributions are vested	158,000	159,000	165,000
ESOP borrowed	6,100,000
Purchase of shares of common stock in the initial public offering of HMN	912,866
ESOP borrowed with Marshalltown Financial	1,500,000
Purchase an additional shares of HMN common stock to account for the additional employees and avoid dilution of the benefit	76,933
ESOP debt requires quarterly payments of principal plus interest	7.52%
Company contributed to the ESOP	527,000	525,000	525,000
ESOP compensation expense	68,000	58,000	109,000
Age required for plan eligibility	18 years
Minimum hours required for plan eligibility	1,000
Additionally, shares of restricted stock that are awarded are counted as	1.2
2009 Plan [Member]
Employee Benefits (Textual) [Abstract]
These options expire	10 years
Exercise price	$ 4.77
HMN common stock available under the 2009 Plan in either restricted stock or stock options	350,000
Vested options under the 2009 Plan that remained unexercised	9,000
Unvested options under the 2009 Plan that remained unexercised	6,000
Omnibus Stock Plan 2001 Plan [Member]
Employee Benefits (Textual) [Abstract]
These options expire	10 years
2001 Omnibus Stock Plan (2001 Plan) vested Shares	45,540
Average exercise price	$ 28.21
Pentegra Db Plan [Member]
Employee Benefits (Textual) [Abstract]
Employer obligation under plan						172,000
Funded status					95.77%		80.39%	83.20%
Total employer contributions made to the Pentegra DB Plan		299,729,000	203,582,000	133,930,000
The Bank's contributions to the Pentegra DB Plan		5.00%
Participants are permitted to make contributions	50.00%
Participant's annual salary	$ 17,000	$ 16,500
Company matches	25.00%
Each participant's contributions up to a maximum	8.00%